Note 12 - Share-based Compensation - Assumptions (Details)		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend yield		0.00%	0.00%
Share-Based Payment Arrangement, Option [Member]
Expected term (in years) (Year)			5 years 9 months	6 years
Risk-free interest rate				1.90%
Expected volatility				80.30%
Dividend yield		0.00%	0.00%	0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Expected term (in years) (Year)	5 years 8 months 26 days
Risk-free interest rate	4.06%		3.90%
Expected volatility	79.13%		81.70%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Expected term (in years) (Year)	5 years 9 months 3 days
Risk-free interest rate	4.14%		4.50%
Expected volatility	79.31%		83.30%